First-time Adoption - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Apr. 01, 2019
Financial effect of transition from previous GAAP to IFRS [line items]
Deferred tax liabilities	¥ 999,677	¥ 1,198,005	¥ 1,445,351		¥ 1,227,292
Previous GAAP [member]
Financial effect of transition from previous GAAP to IFRS [line items]
Carrying amount of property plant and equipment for which recognition exemption is used					59,456
Aggregate fair value of property plant and equipment deemed as cost					21,225
Deferred tax liabilities		1,043,169	¥ 1,195,432		1,014,851
Capitalised development expenditure [member]
Financial effect of transition from previous GAAP to IFRS [line items]
Deferred tax liabilities		¥ 193,271		¥ 190,394	¥ 188,837